Notes to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2021
Notes to the consolidated statements of cash flows
Schedule of changes in liabilities arising from financing activities

								Foreign
	January 1,				New	Accrued	Paid	Exchange	December 31,
in thousands of EUR	2021	Cash flows	Reclassification	Disposals	Leases	interest	Interest	Movements	2021
EIB loan (Note 12)	25,189	(25,000)	—	—	—	1,444	(1,633)	—	—
Lease Liabilities (Note 4.2)	30,087	(3,184)	—	(943)	2,763	—	—	169	28,892
Total liabilities from financing activities	55,276	(28,184)	—	(943)	2,763	1,444	(1,633)	169	28,892

								Foreign
	January 1,	Cash			New	Accrued	Paid	Exchange	December 31,
in thousands of EUR	2020	flows	Reclassification	Disposals	Leases	interest	Interest	Movements	2020
Convertible loans (Note 12)	65,018	(69,889)	(126)	—	—	10,637	(5,640)	—	—
EIB loan (Note 12)	—	25,000	—	—	—	189	—	—	25,189
Lease Liabilities (Note 4. 2)	14,130	(2,996)	—	(43)	19,310	—	—	(315)	30,087
Total liabilities from financing activities	79,148	(47,885)	(126)	(43)	19,310	10,826	(5,640)	(315)	55,276